SCHEDULE OF MOVEMENTS IN ALLOWANCE FOR IMPAIRMENT OF TRADE RECEIVABLES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
At the beginning of the year		$ 113,381
Write-off of trade receivables		(113,381)
At the end of the year